ACQUISITIONS (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Name of acquiree	BioTherm
Description of acquiree	49 MW of wind and solar assets in South Africa
Acquisition costs incurred and capitalized	$ 1
Brookfield Renewable | Acqusitions Completed In 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	12
Restricted cash	0
Trade receivables and other current assets	7
Financial instruments	0
Property, plant and equipment, at fair value	158
Deferred tax assets	0
Other long-term assets	0
Current liabilities	3
Current portion of long-term debt	3
Financial instruments	2
Long-term debt	69
Deferred income tax liabilities	35
Other long-term liabilities	0
Non-controlling interests	21
Fair value of net assets acquired	$ 44